TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income before income tax expense	$ 3,858	$ 1,502	$ 2,679
Current tax expense:	35	57	38
Deferred taxes (income) expenses	629	(3,594)	33
Income tax (benefit) expense, net	664	(3,537)	71
Israel [Member]
Income before income tax expense	3,682	1,330	2,504
Current tax expense:	0	0	0
Deferred taxes (income) expenses	629	(3,594)	33
Foreign Jurisdictions [Member]
Income before income tax expense	176	172	175
Current tax expense:	$ 35	$ 57	$ 38